Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2013
Commitments and Contingencies Disclosure [Abstract]
Future Minimum Rental Payments for Operating Leases

Minimum future rentals, as of December 31, 2013, under the aforementioned operating leases for each of the next five years are:

2014	1,014,131
2015	503,760
2016	299,635
2017	305,628
2018	311,740

$2,434,894